Consolidated Statement of Operations (Parentheticals)	11 Months Ended
Dec. 31, 2023 $ / shares shares
Class A Common Stock
Weighted average shares outstanding, diluted | shares	170,700
Net loss per common stock, diluted | $ / shares	$ (0.07)
Class B Common Stock
Weighted average shares outstanding, diluted | shares	4,300,000
Net loss per common stock, diluted | $ / shares	$ (0.07)